Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Provisions
Current provisions	€ 58,543	€ 62,219
Non-current provisions	18,035	19,585
Other personnel expenses
Provisions
Current provisions	38,786	31,317
Non-current provisions	1,232	1,315
Pensions
Provisions
Current provisions	997	1,572
Non-current provisions	10,312	10,223
Other provisions
Provisions
Current provisions	13,296	9,858
Non-current provisions	3,174	2,918
Reorganization
Provisions
Current provisions	5,464	19,473
Non-current provisions	€ 3,317	€ 5,128